UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-4964
      ---------------------------------------------------------------------

                      CREDIT SUISSE NEW YORK MUNICIPAL FUND
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                      Credit Suisse New York Municipal Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Annual Report
October 31, 2005

o  CREDIT SUISSE
   NEW YORK MUNICIPAL FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------
                                                               November 21, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/1/04 - 10/31/05

FUND & BENCHMARK                                                     PERFORMANCE
Common Class1                                                        (0.14)%
Class A (without sales charge)1,2                                    (0.39)%
Lehman Brothers 5 Year Municipal Bond Index3                          0.47%

   For the 12 months ended October 31, 2005, the Common Class and Class A shares (without sales charge) of the Fund underperformed their benchmark, the Lehman Brothers 5 Year Municipal Bond Index, by 61 and 86 basis points, respectively.

MARKET OVERVIEW: RATES RISE, CURVE FLATTENS

   In our view, performance in New York municipal securities over the course of the Fund's fiscal year was consistent with the market for municipal securities as a whole. The major factor driving activity in the period was the Fed's gradualist approach to monetary tightening, which brought nominal short-term rates from 1.75% at the start of the Fund's fiscal year to 3.75% at its end. This rising rate environment prompted the short end of the yield curve to climb approximately 200 basis points. But securities at the longer end rose far less (the ten-year Treasury rose 53 basis points in the period) and in some cases actually fell (the 30-year Treasury fell five basis points). This "bearish" flattening in the yield curve proved a difficult environment in which to find value among municipal securities, particularly in those securities with maturities of less than ten years.

   Within New York, a rebounding statewide economy fueled tax revenues for many municipalities, helping to support their underlying creditworthiness. S&P and Moody's both upgraded their ratings and revised their outlook on New York City to "Stable," largely due to substantial revenue gains from the higher mortgage tax on residential sales. State finances also improved significantly, but a number of upstate counties (Westchester, Monroe) felt increasing financial pressure from their rising pension and health care costs, the responsibility for which in New York State lands squarely on the local municipalities.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

STRATEGIC REVIEW: CAUTIOUS APPROACH SLOWS PERFORMANCE

   We attribute the Fund's underperformance of its Lehman Brothers 5 Year Municipal Bond Index benchmark in the fiscal year to our conservative approach to the investments in the Fund. We kept the portfolio's overall duration shorter than the benchmark in an attempt to minimize its vulnerability to rising rates. This precluded significant participation in the potential benefits derived from the flattening witnessed in the yield curve.

   Also consistent with our generally cautious perspective, we maintained our longstanding underweight in lower-rated credits (i.e., those rated BBB and A) relative to the Index. For example, we did not own any tobacco and very few health care issues in the portfolio, both of which recorded gains in the fiscal year period. Also weighing on performance was our modest exposure to bonds issued by Puerto Rico, the spreads of which widened due to the increasing pension fund burden the island faces.


Lori A. Cohane                              Frank J. Biondo
Co-Portfolio Manager                        Co-Portfolio Manager


   The Fund's dividends are derived from interest on New York municipal obligations that are exempt from regular federal income taxes and from New York State and New York City personal income taxes. Some income from the Fund that is exempt from regular federal taxes may be subject to State and City taxes, and some income may be subject to the federal alternative minimum tax. This Fund may be more volatile than a more geographically diverse municipal fund.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE NEW YORK MUNICIPAL FUND1 COMMON CLASS SHARES AND THE
                LEHMAN BROS. 5 YR MUNICIPAL INDEX3 FOR TEN YEARS.

LINE CHART:
CREDIT SUISSE NEW YORK MUNICIPAL FUND1 - COMMON CLASS -- $15,288
LEHMAN BROS. 5 YEAR MUNICIPAL BOND INDEX3 -- $16,080

                                    CREDIT SUISSE               LEHMAN BROS.
                                    NEW YORK MUNICIPAL          5 YEAR MUNICIPAL
                                    FUND1 - COMMON CLASS        BOND INDEX3
10/95                               10000                       10000
                                    10103                       10091
                                    10168                       10144
                                    10245                       10245
                                    10211                       10217
                                    10159                       10145
                                    10146                       10144
                                    10164                       10140
                                    10221                       10200
                                    10330                       10275
                                    10339                       10284
                                    10427                       10368
10/96                               10487                       10459
                                    10606                       10595
                                    10607                       10575
                                    10647                       10611
                                    10714                       10688
                                    10649                       10572
                                    10667                       10617
                                    10803                       10748
                                    10863                       10836
                                    11020                       11026
                                    10986                       10970
                                    11057                       11067
10/97                               11098                       11124
                                    11126                       11159
                                    11231                       11254
                                    11326                       11357
                                    11331                       11375
                                    11339                       11384
                                    11270                       11337
                                    11432                       11473
                                    11483                       11512
                                    11491                       11553
                                    11654                       11694
                                    11783                       11815
10/98                               11790                       11849
                                    11818                       11870
                                    11846                       11912
                                    11989                       12038
                                    11923                       12025
                                    11929                       12035
                                    11957                       12072
                                    11894                       12022
                                    11749                       11886
                                    11813                       11960
                                    11796                       11955
                                    11812                       11998
10/99                               11760                       11969
                                    11848                       12039
                                    11798                       11999
                                    11759                       11994
                                    11834                       12033
                                    11999                       12143
                                    11949                       12115
                                    11911                       12112
                                    12171                       12334
                                    12300                       12464
                                    12466                       12598
                                    12424                       12577
10/00                               12529                       12665
                                    12598                       12720
                                    12865                       12919
                                    13034                       13141
                                    13051                       13209
                                    13171                       13290
                                    13067                       13217
                                    13199                       13354
                                    13269                       13430
                                    13426                       13567
                                    13647                       13750
                                    13550                       13792
10/01                               13682                       13906
                                    13558                       13795
                                    13473                       13728
                                    13697                       13949
                                    13865                       14107
                                    13621                       13807
                                    13855                       14126
                                    13922                       14220
                                    14042                       14375
                                    14163                       14531
                                    14311                       14670
                                    14497                       14874
10/02                               14354                       14722
                                    14329                       14708
                                    14573                       15000
                                    14574                       15026
                                    14727                       15190
                                    14688                       15168
                                    14759                       15240
                                    14952                       15483
                                    14927                       15443
                                    14638                       15106
                                    14724                       15213
                                    15005                       15598
10/03                               14936                       15495
                                    15008                       15559
                                    15051                       15619
                                    15096                       15693
                                    15254                       15884
                                    15169                       15818
                                    14928                       15501
                                    14886                       15422
                                    14902                       15479
                                    15033                       15640
                                    15222                       15896
                                    15252                       15917
10/04                               15310                       16005
                                    15193                       15900
                                    15303                       16044
                                    15303                       16040
                                    15245                       15961
                                    15155                       15860
                                    15306                       16043
                                    15306                       16089
                                    15426                       16163
                                    15290                       16075
                                    15350                       16188
                                    15245                       16147
10/05                               15288                       16080


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE NEW YORK MUNICIPAL FUND1 CLASS A SHARES2 AND THE LEHMAN
          BROS. 5 YR MUNICIPAL BOND INDEX3,5 FROM INCEPTION (11/30/01).

LINE CHART:
CREDIT SUISSE NEW YORK MUNICIPAL FUND1 - CLASS A2 -- $10,818
(WITH MAXIMUM SALES CHARGE)
LEHMAN BROS. 5 YEAR MUNICIPAL BOND INDEX3,5 -- $11,656

                                CREDIT SUISSE
                                NEW YORK
                                MUNICIPAL
                                FUND1 -                            LEHMAN BROS.
                                CLASS A2                           5 YEAR
                                (WITH MAXIMUM                      MUNICIPAL
                                SALES CHARGE)                      BOND INDEX3,5
11/01                           9700                               10000
                                9633.68                            9951.2
                                9789.73                            10111.4
                                9896.62                            10226.2
                                9743.9                             10008.6
                                9896.8                             10239.7
                                9931.25                            10308.5
                                10024.1                            10420.7
                                10098.5                            10533.4
                                10201.6                            10634.6
                                10341.5                            10782.1
10/02                           10228.2                            10672.2
                                10208.8                            10661.6
                                10379.7                            10873.8
                                10378.7                            10892.3
                                10504.9                            11011
                                10475.4                            10995.6
                                10522.6                            11047.3
                                10657.1                            11224
                                10636                              11194.8
                                10419                              10950.7
                                10487.7                            11027.7
                                10685.5                            11306.7
10/03                           10634                              11232.5
                                10682.9                            11278.6
                                10711.4                            11322.6
                                10740.8                            11375.8
                                10851.5                            11514.7
                                10788.8                            11466.8
                                10605.3                            11236.9
                                10573.3                            11179.1
                                10592.5                            11220.5
                                10673.1                            11337.6
                                10815.3                            11522.9
                                10834.1                            11538.1
10/04                           10860                              11602
                                10775.5                            11525.8
                                10851.2                            11630.3
                                10838.2                            11627.4
                                10805.6                            11570.1
                                10739.8                            11496.8
                                10833.4                            11629.9
                                10844                              11663
                                10924.8                            11716.7
                                10828.6                            11653.2
                                10871.4                            11734.8
                                10796.6                            11705.3
10/05                           10818.1                            11656.1

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 20051

                                                                         SINCE
                                     1 YEAR      5 YEARS   10 YEARS    INCEPTION
                                     ------      -------   --------    ---------
Common Class4                         0.84%       4.36%      4.48%        5.22%
Class A Without Sales Charge          0.47%        --         --          3.06%
Class A With Maximum Sales Charge    (2.50)%       --         --          2.24%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 20051

                                                                         SINCE
                                     1 YEAR      5 YEARS   10 YEARS    INCEPTION
                                     ------      -------   --------    ---------
Common Class4                        (0.14)%      4.06%      4.34%        5.16%
Class A Without Sales Charge         (0.39)%       --         --          2.83%
Class A With Maximum Sales Charge    (3.33)%       --         --          2.03%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

--------------
1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
2 Total return for Class A shares for the reporting period based on offering price (with maximum sales charge of 3.00%) was down 3.33%.
3 The Lehman Brothers 5 Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds with maturities of between four and six years, and is calculated by Lehman Brothers, Inc. Investors cannot invest directly in an index.
4  Inception date: 4/1/87.
5 Performance for the benchmark is not available for the period beginning November 30, 2001 (commencement of operations). For that reason, performance is shown for the period beginning December 1, 2001.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                 FOR THE SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                                             COMMON
ACTUAL FUND RETURN                                            CLASS     CLASS A
                                                            ---------  ---------
Beginning Account Value 5/1/05                              $1,000.00  $1,000.00
Ending Account Value 10/31/05                               $  998.90  $  998.60
Expenses Paid per $1,000*                                   $    3.02  $    4.28

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 5/1/05                              $1,000.00  $1,000.00
Ending Account Value 10/31/05                               $1,022.18  $1,020.92
Expenses Paid per $1,000*                                   $    3.06  $    4.33

                                                             COMMON
                                                              CLASS     CLASS A
                                                            ---------  ---------
ANNUALIZED EXPENSE RATIOS*                                      0.60%      0.85%

--------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

RATINGS
S&P
------------------------------------------------
   AAA                                    64.2%
   AA                                     17.6%
   A                                      12.0%
   BBB                                     6.0%
                                        ------
   Subtotal                               99.8%
   Short-Term Investments                  0.2%
                                        ------
   Total                                 100.0%
                                        ======


--------------

* Expressed as a percentage of total Investments and may vary over time.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

      PAR                                                         RATINGS+
     (000)                                                      (S&P/MOODY'S)   MATURITY       RATE%           VALUE
    ------                                                      -------------   --------       -----           -----
MUNICIPAL BONDS (99.2%)
NEW YORK (96.1%)
$  1,000   Brookhaven NY, General Obligation Unlimited
             (MBIA Insured) (Non-Callable)                      (AAA , Aaa)     08/15/14       5.000        $    1,079,580
     200   Metropolitan Transportation Authority, Commuter
             Facilities Revenue Bonds, Series E (AMBAC
             Insured) (Callable 07/01/07 @ $101.00)             (AAA , Aaa)     07/01/11       5.000               209,034
     600   Metropolitan Transportation Authority, NY,
             Dedicated Tax Fund, Series A (FGIC Insured)        (AAA , Aaa)     04/01/13       5.600               654,078
     695   Metropolitan Transportation Authority, NY,
             Transportation Facilities Revenue Bonds,
             Prerefunded, Series C (FSA Insured)
             (Callable 07/01/12 @ $100.00)                      (AAA , Aaa)     07/01/14       5.125               752,365
   1,000   Municipal Assistance Corp., New York City,
             Revenue Bonds, Series H                            (AAA , Aaa)     07/01/07       6.250             1,051,480
   1,000   Municipal Assistance Corp., New York City,
             Revenue Bonds, Series M                            (AAA , Aaa)     07/01/08       5.500             1,058,950
   1,110   Nassau County NY Interim Finance Authority
             Revenue Bonds, Refunding Sales Tax Secured,
             Series B (AMBAC Insured) (Non-Callable)            (AAA , Aaa)     11/15/12       5.000             1,196,047
   1,000   Nassau County NY Interim Finance Authority
             Revenue Bonds, Sales Tax Secured, Series A
             (AMBAC Insured) (Non-Callable)                     (AAA , Aaa)     11/15/11       5.000             1,074,410
     635   Nassau County NY Interim Finance Authority
             Revenue Bonds, Sales Tax Secured, Series A         (AAA , Aaa)     11/15/22       5.000               666,953
     400   New York City, Educational Construction Fund,
             Revenue Bonds, Series A (MBIA Insured)
             (Non-Callable)                                     (AAA , Aaa)     04/01/12       5.000               428,152
   1,000   New York City, General Obligation Unlimited,
             Series F                                           (A+ , A1)       08/01/09       5.000             1,050,510
     450   New York City, General Obligation Unlimited,
             Series G                                           (A+ , A1)       08/01/11       5.000               476,726
   1,000   New York City, General Obligation Unlimited,
             Series H
             (Callable 03/15/11 @ $101.00)                      (A+ , A1)       03/15/13       5.750             1,095,640
   1,000   New York City, General Obligation Unlimited,
             Series I (Non-Callable)                            (A+ , A1)       08/01/11       5.000             1,059,390
     340   New York City, General Obligation Unlimited,
             Unrefunded Balance, Series J
             (Callable 08/01/07 @ $101.00)                      (A+ , A1)       08/01/11       6.125               358,248
   1,000   New York City, Industrial Development Agency,
             YMCA Greater NY Project                            (BBB+ , Baa1)   08/01/06       6.000             1,020,570
   1,000   New York City, Municipal Water Finance
             Authority Revenue Bonds, Series D                  (AA+ , Aa2)     06/15/15       5.250             1,079,590
     110   New York City, Transitional Finance Authority,
             Prerefunded Future Tax 2004, Series C
             (Non-Callable)                                     (AAA , Aa1)     02/01/08       5.500               115,596
   1,000   New York City, Transitional Finance Authority,
             Refunding Future Tax Secured, Series B
             (Callable 02/01/11 @ $100.00) #                    (AAA , Aa1)     02/01/29       5.250             1,069,550
     785   New York City, Transitional Finance Authority,
             Unrefunded Balance, Future Tax 2004,
             Series C (Non-Callable)                            (AAA , Aa1)     02/01/08       5.500               823,646


                 See Accompanying Notes to Financial Statements.

                                        8

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
      PAR                                                         RATINGS+
     (000)                                                      (S&P/MOODY'S)   MATURITY       RATE%           VALUE
    ------                                                      -------------   --------       -----           -----
MUNICIPAL BONDS
NEW YORK
$    650   New York City, Transitional Finance Authority,
             Unrefunded Future Tax, Series B                    (AAA , Aa1)       02/01/08       5.500        $    681,999
   1,000   New York State Dormitory Authority, Lenox Hill
             Hospital Obligation Group, Revenue Bonds           (BBB+ , Baa2)     07/01/09       5.250           1,020,450
   1,200   New York State Dormitory Authority, New York
             University, Revenue Bonds, Series A
             (FGIC Insured)                                     (AAA , Aaa)       07/01/15       5.000           1,288,464
   2,000   New York State Dormitory Authority, State
             University Educational Facilities Revenue Bonds,
             Series B (Callable 05/15/08 @ $101.00)             (AAA , Aaa)       07/01/15       5.000           2,161,440
   1,000   New York State Dormitory Authority, State
             University Educational Facilities Revenue Bonds,
             Series B (Callable 05/15/08 @ $101.00)             (AA- , A2)        05/15/09       5.250           1,059,580
     500   New York State Dormitory Authority, Yeshiva
             University, Revenue Bonds (AMBAC Insured)
             (Non-Callable)                                     (AAA , Aaa)       07/01/14       5.250             548,630
     520   New York State Environmental Facilities Corp.,
             Clean Water & Drinking Revenue Bonds,
             Revolving Funds, Series A (Non-Callable)           (AAA , Aaa)       04/15/10       4.250             537,862
   1,125   New York State Local Government Assistance
             Corp., Revenue Bonds, Series A                     (AAA , Aaa)       04/01/06       6.000           1,139,175
     505   New York State Thruway Authority, General
             Revenue Bonds, Refunding, Series E (MBIA
             Insured) (Callable 01/01/08 @ $101.00)             (AAA , Aaa)       01/01/25       5.000             523,079
     325   New York State Thruway Authority, General
             Revenue Bonds, Series F (AMBAC Insured)
             (Callable 01/01/15 @ $100.00)                      (AAA , Aaa)       01/01/18       5.000             345,485
     800   New York State Urban Development Corp.,
             Correctional & Youth Facilities Revenue
             Bonds, Series A                                    (AA- , A2)        01/01/17       5.000             842,120
   1,000   New York State Urban Development Corp.,
             Correctional Facilities Service Contract Revenue
             Bonds, Series C
             (Callable 01/01/09 @ $101.00)                      (AAA , Aaa)       01/01/13       6.000           1,088,730
   1,000   New York State Urban Development Corp.,
             State Facilities Revenue Bonds                     (AA- , A2)        04/01/11       5.750           1,096,160
     750   New York State, General Obligation Unlimited,
             Refunding Series C                                 (AA , A1)         04/15/17       5.000             797,917
   1,000   Rockland County New York General Obligation
             Bonds (Callable 10/15/09 @ $101.00)                (AA- , A1)        10/15/14       5.500           1,076,510
   1,000   Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series A
             (Callable 01/01/09 @ $101.00)                      (AAA , Aa2)       01/01/18       5.125           1,067,560
   1,000   Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series B                            (AAA , Aa2)       01/01/09       5.500           1,067,960
                                                                                                              ------------
TOTAL NEW YORK (Cost $32,269,863)                                                                               32,663,636
                                                                                                              ------------

PUERTO RICO (3.1%)
   1,000 Puerto Rico Commonwealth Aqueduct & Sewer
           Authority, Revenue Bonds (MBIA Insured)              (AAA , Aaa)       07/01/07       6.000           1,048,040
                                                                                                              ------------
TOTAL PUERTO RICO (Cost $1,017,377)                                                                              1,048,040
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (Cost $33,287,240)                                                                        33,711,676
                                                                                                              ------------


                 See Accompanying Notes to Financial Statements.

                                        9

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
   NUMBER OF
    SHARES                                                                                                        VALUE
    ------                                                                                                        -----
SHORT-TERM INVESTMENT (0.1%)
  49,088 Blackrock Provident New York Money Fund
           (Cost $49,088)                                                                                     $     49,088
                                                                                                              ------------



TOTAL INVESTMENTS AT VALUE (99.3%) (Cost $33,336,328)                                                           33,760,764

OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)                                                                       229,369
                                                                                                              ------------

NET ASSETS (100.0%)                                                                                           $ 33,990,133
                                                                                                              ============

                            INVESTMENT ABBREVIATIONS
              AMBAC = American Municipal Bond Assurance Corporation
                   FGIC = Financial Guaranty Insurance Company
                    FSA = Financial Security Assurance, Inc.
                MBIA = Municipal Bond Investors Assurance Company


--------------------------------------------------------------------------------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
# Variable rate obligations - The interest rate shown is the rate as of October 31, 2005.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------
ASSETS
   Investments at value (Cost $33,336,328) (Note 2)                  $33,760,764
   Interest receivable                                                   461,867
   Receivable for fund shares sold                                         3,279
   Prepaid expenses                                                       23,040
                                                                     -----------
      Total Assets                                                    34,248,950
                                                                     -----------
LIABILITIES
   Advisory fee payable (Note 3)                                           2,227
   Administrative services fee payable (Note 3)                            5,357
   Distribution fee payable (Note 3)                                         553
   Payable for fund shares redeemed                                      211,798
   Dividend payable                                                        8,514
   Trustees' fee payable                                                   5,498
   Other accrued expenses payable                                         24,870
                                                                     -----------
      Total Liabilities                                                  258,817
                                                                     -----------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                3,395
   Paid-in capital (Note 6)                                           32,979,675
   Undistributed net investment income                                         5
   Accumulated net realized gain on investments                          582,622
   Net unrealized appreciation from investments                          424,436
                                                                     -----------
      Net Assets                                                     $33,990,133
                                                                     ===========
COMMON SHARES
   Net assets                                                        $31,569,050
   Shares outstanding                                                  3,152,396
                                                                     -----------
   Net asset value, offering price, and redemption price per share        $10.01
                                                                          ======
A SHARES
   Net assets                                                        $ 2,421,083
   Shares outstanding                                                    241,587
                                                                     -----------
   Net asset value and redemption price per share                         $10.02
                                                                          ======
   Maximum offering price per share (net asset value/(1-3.00%))           $10.33
                                                                          ======


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

INTEREST INCOME (Note 2)                                            $ 1,754,482
                                                                    -----------
EXPENSES
   Investment advisory fees (Note 3)                                    170,211
   Administrative services fees (Note 3)                                 86,607
   Distribution fees (Note 3)
     Class A                                                              5,824
   Registration fees                                                     37,525
   Printing fees (Note 3)                                                22,753
   Audit fees                                                            22,080
   Legal fees                                                            19,061
   Transfer agent fees (Note 3)                                          18,491
   Trustees' fees                                                        17,758
   Custodian fees                                                         6,318
   Insurance expense                                                      4,502
   Commitment fees (Note 4)                                                 972
   Miscellaneous expense                                                  8,467
                                                                    -----------
     Total expenses                                                     420,569
   Less: fees waived (Note 3)                                          (159,777)
                                                                    -----------
     Net expenses                                                       260,792
                                                                    -----------
       Net investment income                                          1,493,690
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   Net realized gain from investments                                   582,663
   Net change in unrealized appreciation (depreciation)
      from investments                                               (2,095,390)
                                                                    -----------
   Net realized and unrealized loss from investments                 (1,512,727)
                                                                    -----------
   Net decrease in net assets resulting from operations             $   (19,037)
                                                                    ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       FOR THE YEAR            FOR THE YEAR
                                                           ENDED                   ENDED
                                                      OCTOBER 31, 2005       OCTOBER 31, 2004
                                                      ----------------       ----------------
FROM OPERATIONS
  Net investment income                                   $1,493,690             $2,073,573
  Net realized gain from investments                         582,663                521,441
  Net change in unrealized appreciation (depreciation)
    from investments                                      (2,095,390)            (1,261,144)
                                                         -----------            -----------
   Net increase (decrease) in net assets resulting
     from operations                                         (19,037)             1,333,870
                                                         -----------            -----------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Common Class shares                                    (1,417,385)            (2,021,349)
   Class A shares                                            (76,292)               (52,232)
  Distributions from net realized gains
   Common Class shares                                      (502,732)              (460,484)
   Class A shares                                            (18,690)               (11,457)
                                                         -----------            -----------
   Net decrease in net assets resulting from dividends
     and distributions                                    (2,015,099)            (2,545,522)
                                                         -----------            -----------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                             3,942,618              7,297,824
  Reinvestment of dividends and distributions              1,876,477              2,355,158
  Net asset value of shares redeemed                     (22,709,755)           (20,485,093)
                                                         -----------            -----------
   Net decrease in net assets from capital
     share transactions                                  (16,890,660)           (10,832,111)
                                                         -----------            -----------
  Net decrease in net assets                             (18,924,796)           (12,043,763)
NET ASSETS
  Beginning of year                                       52,914,929             64,958,692
                                                         -----------            -----------
  End of year                                            $33,990,133            $52,914,929
                                                         ===========            ===========
Undistributed net investment income (loss)               $         5            $        (8)
                                                         ===========            ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                -----------------------------------------------------
                                                  2005       2004       2003        2002       2001
                                                -------    -------    -------     -------    --------
PER SHARE DATA
  Net asset value, beginning of year            $ 10.49    $ 10.68    $ 10.81     $ 10.74    $  10.24
                                                -------    -------    -------     -------    --------
INVESTMENT OPERATIONS
  Net investment income                            0.36       0.37       0.38        0.381       0.43
  Net gain (loss) on investments
    (both realized and unrealized)                (0.37)     (0.11)      0.05        0.13        0.50
                                                -------    -------    -------     -------    --------
      Total from investment operations            (0.01)      0.26       0.43        0.51        0.93
                                                -------    -------    -------     -------    --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income            (0.36)     (0.37)     (0.38)      (0.38)      (0.43)
  Distributions from net realized gains           (0.11)     (0.08)     (0.18)      (0.06)         --
                                                -------    -------    -------     -------    --------
      Total dividends and distributions           (0.47)     (0.45)     (0.56)      (0.44)      (0.43)
                                                -------    -------    -------     -------    --------
NET ASSET VALUE, END OF YEAR                    $ 10.01    $ 10.49    $ 10.68     $ 10.81    $  10.74
                                                =======    =======    =======     =======    ========

      Total return2                               (0.14)%     2.50%      4.05%       4.91%       9.20%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)        $31,569    $51,055    $63,423     $83,434    $113,371
    Ratio of expenses to average net assets        0.60%      0.60%      0.60%       0.60%       0.60%
    Ratio of net investment income
      to average net assets                        3.52%      3.53%      3.51%       3.58%       4.03%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                       0.38%      0.36%      0.26%       0.25%       0.16%
  Portfolio turnover rate                            38%        27%         6%         34%         51%

--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                                             FOR THE
                                                                                              PERIOD
                                                           FOR THE YEAR ENDED OCTOBER 31,      ENDED
                                                           ------------------------------   OCTOBER 31,
                                                             2005      2004        2003       20021
                                                           -------    -------     -------    -------
PER SHARE DATA
  Net asset value, beginning of period                     $ 10.50    $ 10.70     $ 10.81    $ 10.61
                                                           -------    -------     -------    -------
INVESTMENT OPERATIONS
  Net investment income                                       0.33       0.34        0.35        0.312
  Net gain (loss) on investments
    (both realized and unrealized)                           (0.37)     (0.12)       0.07        0.26
                                                           -------    -------     -------    -------
      Total from investment operations                       (0.04)      0.22        0.42        0.57
                                                           -------    -------     -------    -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.33)     (0.34)      (0.35)      (0.31)
  Distributions from net realized gains                      (0.11)     (0.08)      (0.18)      (0.06)
                                                           -------    -------     -------    -------
      Total dividends and distributions                      (0.44)     (0.42)      (0.53)      (0.37)
                                                           -------    -------     -------    -------
NET ASSET VALUE, END OF PERIOD                             $ 10.02    $ 10.50     $ 10.70    $  10.81
                                                           =======    =======     =======    =======

      Total return3                                          (0.39)%     2.13%       3.97%       5.46%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $ 2,421    $ 1,860     $ 1,535    $    140
    Ratio of expenses to average net assets                   0.85%      0.85%       0.85%       0.85%4
    Ratio of net investment income
      to average net assets                                   3.27%      3.28%       3.29%       3.21%4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.38%      0.36%       0.26%       0.36%4
  Portfolio turnover rate                                       38%        27%          6%         34%

--------------------------------------------------------------------------------

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse New York Municipal Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize current interest income exempt from regular federal income taxes, New York State and New York City personal income taxes, to the extent consistent with prudent investment management and the preservation of capital. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on December 23, 1986.

   The Fund is authorized to offer two classes of shares: Common Class and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Class A shares are sold subject to a front-end sales charge of up to 3.00%.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) OTHER -- The interest on New York municipal obligations is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. A portion of income may be subject to State and City taxes or the federal alternative minimum tax. This Fund may be riskier than a more geographically diverse municipal fund.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the year ended October 31, 2005, investment advisory fees earned and voluntarily waived for the Fund were $170,211 and $159,777, respectively. CSAM will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2005, co-administrative services fees earned by CSAMSI were $42,553.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

each fund/portfolio subject to an annual minimum fee. For the year ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $44,054.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. Common Class shares are not subject to distribution fees.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2005, the Fund reimbursed CSAM $16,316, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2005, CSAMSI and its affiliates advised the Fund that they retained $321 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid $5,658 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2005 and during the year ended October 31, 2005, the Fund had no borrowings under the Credit Facility.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $16,254,913 and $32,910,942, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares and an unlimited number of shares are classified as Class A shares. Transactions in capital shares for each class were as follows:

                                                       COMMON CLASS
                                 -------------------------------------------------------
                                      FOR THE YEAR ENDED         FOR THE YEAR ENDED
                                       OCTOBER 31, 2005           OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    SHARES        VALUE        SHARES        VALUE
                                 -----------   ------------   -----------   ------------
Shares sold                          222,854   $  2,286,620       606,506   $  6,419,036
Shares issued in reinvestment of
  dividends and distributions        175,161      1,794,066       218,633      2,303,050
Shares redeemed                   (2,111,589)   (21,635,635)   (1,896,327)   (19,906,602)
                                 -----------   ------------   -----------   ------------
Net decrease                      (1,713,574)  $(17,554,949)   (1,071,188)  $(11,184,516)
                                 ===========   ============   ===========   ============
                                                         CLASS A
                                 -------------------------------------------------------
                                     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                      OCTOBER 31, 2005          OCTOBER 31, 2004
                                 -------------------------------------------------------
                                    SHARES        VALUE        SHARES        VALUE
                                 -----------   ------------   -----------   ------------
Shares sold                          161,914   $  1,655,998        84,081   $    878,788
Shares issued in reinvestment of
  dividends and distributions          8,063         82,411         4,944         52,108
Shares redeemed                     (105,563)    (1,074,120)      (55,339)      (578,491)
                                 -----------   ------------   -----------   ------------
Net increase                          64,414   $    664,289        33,686   $    352,405
                                 ===========   ============   ===========   ============

   On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------        ----------------------
            Common Class             2                          59%
            Class A                  1                          67%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends and distributions paid during the years ended October 31, 2005 and 2004 for the Fund were as follows:

              ORDINARY INCOME     LONG-TERM CAPITAL GAIN        TAX EXEMPT
          ---------------------   ----------------------  ----------------------
            2005         2004        2005       2004         2005        2004
          --------     --------    --------   --------    ----------  ----------
            $--          $--       $521,422   $471,941    $1,493,677  $2,073,581

   At October 31, 2005, the components of distributable earnings on a tax basis for the Fund were as follows:

      Undistributed net investment income              $         5
      Accumulated net realized gain                        582,622
      Unrealized appreciation                              424,436
                                                       -----------
                                                       $ 1,007,063
                                                       ===========

   At October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $33,326,328, $627,526, $(203,090) and $424,436, respectively.

NOTE 8. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Credit Suisse New York Municipal Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse New York Municipal Fund (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE NEW YORK MUNICIPAL FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                TERM                                          NUMBER OF
                                                OF OFFICE1                                    PORTFOLIOS IN
                                                AND                                           FUND
                                POSITION(S)     LENGTH          PRINCIPAL                     COMPLEX          OTHER
NAME, ADDRESS AND               HELD WITH       OF TIME         OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                   FUND            SERVED          PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
-----------------               ------------    ---------       --------------------          -------------    ---------------
INDEPENDENT TRUSTEES

Enrique Arzac                   Trustee,        Since           Professor of Finance          47          Director of The
c/o Credit Suisse Asset         Nominating      2005            and Economics,                            Adams Express
Management, LLC                 Committee                       Graduate School of                        Company
Attn: General Counsel           Member                          Business, Columbia                        (a closed-end
466 Lexington Avenue            and Audit                       University since 1971.                    investment company);
New York, New York              Committee                                                                 Director of Petroleum
10017-3140                      Chairman                                                                  and Resources
                                                                                                          Corporation (a closed-
Date of Birth:  02/10/41                                                                                  end investment company)

Richard H. Francis              Trustee,        Since           Currently retired             41          None
c/o Credit Suisse Asset         Nominating      1999
Management, LLC                 and Audit
Attn: General Counsel           Committee
466 Lexington Avenue            Member
New York, New York
10017-3140

Date of Birth:  04/23/32

Jeffrey E. Garten               Trustee,        Since           The Juan Trippe               40          Director of
Box 208200                      Nominating      Fund            Professor in the Practice                 Aetna, Inc.
New Haven, Connecticut          and Audit       Inception       of International Trade,                   (insurance company);
06520-8200                      Committee                       Finance and Business from                 Director of
                                Member                          July 2005 to present; Partner             CarMax Group
Date of Birth:  10/29/46                                        and Chairman of Garten                    (used car
                                                                Rothkopf (consulting firm)                dealers)
                                                                from October 2005 to
                                                                present; Dean of Yale
                                                                School of Management
                                                                from November 1995 to
                                                                June 2005.

Peter F. Krogh                  Trustee,        Since           Dean Emeritus and             40          Director
301 ICC                         Nominating      2001            Distinguished Professor                   of Carlisle
Georgetown University           and Audit                       of International Affairs                  Companies
Washington, DC 20057            Committee                       at the Edmund A.                          Incorporated
                                Member                          Walsh School of                           (diversified
Date of Birth:  02/11/37                                        Foreign Service,                          manufacturing
                                                                Georgetown University                     company)
                                                                from June 1995
                                                                to present.

----------------
1  Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.


                                       23


CREDIT SUISSE NEW YORK MUNICIPAL FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                TERM                                          NUMBER OF
                                                OF OFFICE1                                    PORTFOLIOS IN
                                                AND                                           FUND
                                POSITION(S)     LENGTH          PRINCIPAL                     COMPLEX          OTHER
NAME, ADDRESS AND               HELD WITH       OF TIME         OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                   FUND            SERVED          PAST FIVE YEARS               TRUSTEE          HELD BY TRUSTEE
-----------------               ------------    ---------       --------------------          -------------    ---------------

INDEPENDENT TRUSTEES

James S. Pasman, Jr.            Trustee,        Since           Currently retired             42          Director of
c/o Credit Suisse Asset         Nominating      1999                                                      Education
Management, LLC                 and Audit                                                                 Management
Attn: General Counsel           Committee                                                                 Corp.
466 Lexington Avenue            Member
New York, New York
10017-3140

Date of Birth:  12/20/30

Steven N. Rappaport             Chairman of     Trustee         Partner of Lehigh             46          Director of
Lehigh Court, LLC               the Board of    since           Court, LLC and RZ                         Presstek, Inc.
40 East 52nd Street             Trustees,       1999            Capital (private                          (digital imaging
New York, New York              Nominating      and             investment firms)                         technologies
10022                           Committee       Chairman        from July 2002 to                         company); Director
                                Chairman        since           present; Transition                       of Wood Resources,
Date of Birth:  07/10/48        and Audit       2005            Adviser to SunGard                        LLC. (plywood
                                Committee                       Securities Finance,                       manufacturing
                                Member                          Inc. from February                        company)
                                                                2002 to July 2002;
                                                                President of SunGard
                                                                Securities Finance, Inc.
                                                                from 2001 to February
                                                                2002; President of
                                                                Loanet, Inc. (on-line
                                                                accounting service)
                                                                from 1997 to 2001.

INTERESTED TRUSTEE

Michael E. Kenneally 2,3        Trustee         Since           Chairman and Global           40          None
c/o Credit Suisse Asset                         2004            Chief Executive Officer
Management, LLC                                                 of CSAM from 2003 to
Attn: General Counsel                                           July 2005; Chairman
466 Lexington Avenue                                            and Chief Investment
New York, New York                                              Officer of Banc of
10017-3140                                                      America Capital
                                                                Management from 1998
Date of Birth:  03/30/54                                        to March 2003.

----------------
2 Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                TERM OF
                                                OFFICE1 AND
                                POSITION(S)     LENGTH
NAME, ADDRESS AND               HELD WITH       OF TIME
DATE OF BIRTH                   FUND            SERVED     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------               -----------     --------   ----------------------------------------------
OFFICERS

Steven B. Plump3                Chief           Since      Managing Director; Associated with CSAM or its
Credit Suisse Asset             Executive       2005       predecessor since 1995; Officer of other Credit
Management, LLC                 Officer and                Suisse Funds
466 Lexington Avenue            President
New York, New York
10017-3140

Date of Birth:  02/08/59

Michael A. Pignataro            Chief           Since      Director and Director of Fund Administration of CSAM;
Credit Suisse Asset             Financial       1999       Associated with CSAM or its predecessor since 1984;
Management, LLC                 Officer and                Officer of other Credit Suisse Funds
466 Lexington Avenue            Treasurer
New York, New York
10017-3140

Date of Birth:  11/15/59

Emidio Morizio                  Chief           Since      Director and Global Head of Compliance of CSAM; Associated
Credit Suisse Asset             Compliance      2004       with CSAM since July 2000; Vice President and Director of
Management, LLC                 Officer                    Compliance of Forstmann-Leff Associates from 1998 to June
466 Lexington Avenue                                       2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth:  09/21/66

Ajay Mehra                      Chief Legal     Since      Director and General Counsel (Americas) of CSAM since
Credit Suisse Asset             Officer         2004       September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                            LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                       Counsel of the SEC Division of Investment Management
New York, New York                                         from June 1997 to September 2000; Officer of other
10017-3140                                                 Credit Suisse Funds

Date of Birth:  08/14/70

J. Kevin Gao                    Vice President  Since      Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset             and Secretary   2004       Associated with CSAM since July 2003; Associated with the
Management, LLC                                            law firm of Willkie Farr & Gallagher LLP from 1998 to 2003;
466 Lexington Avenue                                       Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth:  10/13/67

----------------
3 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                TERM OF
                                                OFFICE1 AND
                                POSITION(S)     LENGTH
NAME, ADDRESS AND               HELD WITH       OF TIME
DATE OF BIRTH                   FUND            SERVED     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------               -----------     --------   ----------------------------------------------
OFFICERS

Robert Rizza                    Assistant       Since      Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset             Treasurer       2002       since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth:  12/09/65


   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2005, the Fund declared dividends of $521,422 that were designated as long-term capital gains dividends.

   In the twelve months ended October 31, 2005, (the end of the fiscal year), 100% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes.

   In January 2006, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2005. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

   Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o WWW.CSAM.COM/US                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR. NYM-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $16,315                                $13,471
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $4,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $2,323                                 $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $23,138                                $19,060
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $394,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $6,823 and $5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE NEW YORK MUNICIPAL FUND

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006